Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Eurozone ETF(a)(b)	7,192,215	$328,324,615

Total Investment Companies
(Cost: $343,273,066)		328,324,615

Short-Term Securities

Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(a)(c)(d)	33,325,373	33,342,035
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(a)(c)	160,000	160,000

Total Short-Term Securities — 10.2%
(Cost: $33,498,509)		33,502,035

Total Investments in Securities — 109.9%
(Cost: $376,771,575)		361,826,650

Liabilities in Excess of Other Assets — (9.9)%		(32,616,507)

Net Assets — 100.0%		$329,210,143

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,072,263	$26,271,607	(a)	$—	$(5,361)	$3,526	$33,342,035	33,325,373	$8,410	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	0	(a)	—	—	—	160,000	160,000	2,296		—
iShares MSCI Eurozone ETF	331,161,227	30,146,811		(39,871,108)	161,980	6,725,705	328,324,615	7,192,215	63		—
					$156,619	$6,729,231	$361,826,650		$10,769		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,454,000	USD	14,239,221	Citibank N.A.	12/04/23	$405,465
EUR	8,364,000	USD	9,006,654	JPMorgan Chase Bank N.A.	12/04/23	97,564
USD	1,519,518	EUR	1,395,000	Barclays Bank PLC	12/04/23	1,060
USD	160,435	EUR	146,000	BNP Paribas SA	12/04/23	1,514
USD	85,333	EUR	78,000	Deutsche Bank Securities Inc.	12/04/23	430
USD	75,181	EUR	69,000	State Street Bank & Trust Company	12/04/23	74
USD	4,197,525	EUR	3,850,000	Citibank N.A.	01/03/24	914

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,162,022	EUR	11,131,000	JPMorgan Chase Bank N.A.	01/03/24	$28,912
USD	309,583,328	EUR	283,340,345	State Street Bank & Trust Company	01/03/24	734,189
						1,270,122
EUR	4,184,000	USD	4,557,466	Barclays Bank PLC	12/04/23	(3,180)
EUR	2,788,000	USD	3,035,562	BNP Paribas SA	12/04/23	(823)
EUR	4,185,000	USD	4,585,575	JPMorgan Chase Bank N.A.	12/04/23	(30,200)
EUR	283,340,345	USD	309,152,651	State Street Bank & Trust Company	12/04/23	(736,533)
USD	119,497	EUR	110,000	BNP Paribas SA	12/04/23	(238)
USD	5,535,053	EUR	5,209,000	JPMorgan Chase Bank N.A.	12/04/23	(134,946)
USD	327,358,961	EUR	309,308,345	State Street Bank & Trust Company	12/04/23	(9,323,338)
						(10,229,258)
						$(8,959,136)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$328,324,615	$—	$—	$328,324,615
Short-Term Securities
Money Market Funds	33,502,035	—	—	33,502,035
	$361,826,650	$—	$—	$361,826,650
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,270,122	$—	$1,270,122

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(10,229,258)	$—	$(10,229,258)
	$—	$(8,959,136)	$—	(8,959,136)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

EUR	Euro
USD	United States Dollar

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